Loan Principal and Financing Service Fee Receivables - Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	¥ 849,234,936	$ 133,263,493	¥ 1,528,852,901
Adjustment due to the adoption of ASC 326	0	0	13,023,667
Additions	(195,177,565)	(30,627,620)	1,434,446,417
Charge-offs	(387,018,263)	(60,731,610)	(2,127,088,049)
Balance at the end of the year	267,039,108	$ 41,904,263	849,234,936
Evaluated for impairment on a portfolio basis	267,039,108		849,234,936	$ 41,904,263
Loan Principal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	837,075,499		1,502,171,991
Adjustment due to the adoption of ASC 326	0		13,023,667
Additions	(186,372,132)		1,448,967,890
Charge-offs	(387,018,263)		(2,127,088,049)
Balance at the end of the year	263,685,104		837,075,499
Evaluated for impairment on a portfolio basis	263,685,104		837,075,499
Financing Service Fee Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	12,159,437		26,680,910
Additions	(8,805,433)		(14,521,473)
Balance at the end of the year	3,354,004		12,159,437
Evaluated for impairment on a portfolio basis	¥ 3,354,004		¥ 12,159,437